3. MINERAL PROPERTY OPTIONS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended		67 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Notes to Financial Statements
Impairment of mineral property charge	$ 50,124		$ 50,124	$ 50,124